Consolidated Income Statements ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares
Statement [line items]
Revenues	$ 41,377.8	₨ 3,400,010.8	₨ 2,724,648.4	₨ 2,441,151.0
Finance revenues	513.5	42,194.5	41,118.5	40,480.4
Total revenues	41,891.3	3,442,205.3	2,765,766.9	2,481,631.4
Change in inventories of finished goods and work-in-progress	(581.9)	(47,816.2)	15,904.9	46,841.6
Purchase of products for sale	2,714.7	223,069.5	183,747.7	122,500.9
Raw materials, components, and consumables	25,429.9	2,089,574.3	1,609,556.7	1,413,642.9
Employee cost	4,095.9	336,561.4	308,183.1	281,083.7
Defined benefit pension plan amendment past service (credit)/cost	(181.9)	(14,950.7)		848.1
Depreciation and amortization	2,931.6	240,885.7	239,317.1	229,638.1
Other expenses	8,606.6	707,200.9	579,491.6	470,557.1
Provision related to Russia market			4,286.6
Restructuring cost/(reversals) at JLR – Assets write downs, employees and third party obligations	(7.4)	(604.5)		149,943.0
Reversal of Provision for onerous contracts	(7.4)	(610.3)		(6,630.0)
Expenditure capitalized	(2,243.5)	(184,348.4)	(143,972.1)	(128,491.2)
Loss/(gains) on sale/write off of assets and others (net)	64.0	5,258.9	(555.4)	3,094.6
Other (income)/loss (net)	(371.8)	(30,548.5)	(47,720.8)	(42,368.1)
Foreign exchange (gain)/loss (net)	(12.7)	(1,040.8)	805.8	(18,293.3)
Interest income	(152.3)	(12,511.8)	(6,252.1)	(4,925.3)
Interest expense	1,246.1	102,392.3	93,263.1	80,840.5
Share of (profit)/loss of equity accounted investees (net)	(40.9)	(3,363.8)	740.6	3,789.6
Net income/(loss) before tax	428.4	35,201.2	(70,167.3)	(116,727.3)
Income tax expense	(85.7)	(7,040.6)	(42,204.9)	(25,410.7)
Net income/(loss)	342.7	28,160.6	(112,372.2)	(142,138.0)
Attributable to:
Shareholders of Tata Motors Limited	309.2	25,404.8	(113,699.3)	(142,700.9)
Non-controlling interests	33.5	2,755.8	1,327.1	562.9
Passenger vehicle segment [member]
Statement [line items]
Reversal of Impairment losses in Passenger Vehicle business				₨ (3,713.5)
Subsidiaries [member]
Statement [line items]
Reversal of impairment of assets in subsidiaries	$ (26.1)	₨ (2,143.9)	₨ (862.6)
Ordinary shares [Member]
Earnings per share:
Basic | (per share)	$ 0.1	₨ 6.6	₨ (29.7)	₨ (39.2)
Diluted | (per share)	0.1	6.6	(29.7)	(39.2)
'A' Ordinary shares [Member]
Earnings per share:
Basic | (per share)	0.1	6.6	(29.7)	(39.2)
Diluted | (per share)	$ 0.1	₨ 6.6	₨ (29.7)	₨ (39.2)